CONTENT ASSETS - Amortization Expense (Details) - 12 months ended Dec. 31, 2019 ₽ in Millions, $ in Millions	RUB (₽)	USD ($)	USD ($)
Estimated amortization expense
2020	₽ 2,179		$ 27.6
2021	1,649		20.9
2022	1,267		16.1
Content Assets
Estimated amortization expense
2020	1,418		18.0
2021	1,089		13.8
2022	469		$ 5.9
Total	2,976	$ 37.7
Licensed content, net
Estimated amortization expense
2020	1,308
2021	1,079
2022	452
Total	2,839
Produced content, net
Estimated amortization expense
2020	110
2021	10
2022	17
Total	₽ 137